Fair Value of Financial Instruments and Derivatives Instruments	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments and Derivatives Instruments	Fair Value of Financial Instruments and Derivatives Instruments
Cash and cash equivalents and restricted cash and interest rate, bunker price and freight derivatives are recorded at fair value. The carrying values of the current financial assets and current financial liabilities are reasonable estimates of their fair value due to the short-term nature of these financial instruments. Cash and cash equivalents and restricted cash are considered Level 1 items as they represent liquid assets with short-term maturities. The fair values of the variable interest long-term debt approximate the recorded values, due to their variable interest rates. The fair value of the fixed interest long-term debt is estimated using prevailing market rates as of the period end. The Company believes the terms of its loans are similar to those that could be procured as of December 31, 2021. The fair value of the long-term debt is disclosed in Note 8.

Derivative instruments

Interest rate swaps:

The Company from time to time enters into interest rate derivative contracts to manage interest costs and risk associated with changing interest rates with respect to its variable interest loans and credit facilities. Details of interest rate swap transactions entered into as of December 31, 2021 are presented in the table below:

				Notional amount
Counterparty (1)	Inception	Expiry	Fixed Rate	December 31, 2020	December 31, 2021
SHIKOKUPENTE (2)	August 3, 2020	August 1, 2023	0.2750%	12,927	—
SHIKOKUENNIA (2)	July 20, 2020	October 20, 2023	0.3500%	14,385	—
MAXPENTE	September 21, 2020	August 27, 2024	0.3220%	10,150	—
MAXENTEKA	September 21, 2020	August 27, 2024	0.3220%	9,500	—
MAXEIKOSITESSERA	September 21, 2020	August 27, 2024	0.3220%	7,350	—
SAFE BULKERS	March 4, 2020	September 30, 2024	0.9900%	10,000	10,000
SAFE BULKERS	March 4, 2020	September 30, 2024	0.9000%	10,000	10,000
SAFE BULKERS	March 9, 2020	September 30, 2024	0.8000%	10,000	10,000
SAFE BULKERS	March 10, 2020	September 30, 2024	0.6500%	20,000	20,000
SAFE BULKERS (2)	March 30, 2020	September 30, 2024	0.6000%	10,000	10,000
SAFE BULKERS	May 5, 2020	May 5, 2025	0.4000%	10,000	10,000
SAFE BULKERS	July 10, 2020	May 5, 2025	0.4000%	10,000	10,000
SAFE BULKERS	July 10, 2020	May 5, 2025	0.3800%	10,000	10,000
SAFE BULKERS	July 14, 2020	May 5, 2025	0.3800%	10,000	10,000
SAFE BULKERS	June 4, 2020	June 4, 2025	0.5000%	10,000	10,000
SAFE BULKERS	June 11, 2020	June 11, 2025	0.4500%	10,000	10,000
SAFE BULKERS	June 15, 2020	June 15, 2025	0.4000%	10,000	10,000
SAFE BULKERS	June 30, 2020	June 30, 2025	0.4250%	10,000	10,000
SAFE BULKERS	July 1, 2020	July 1, 2025	0.3800%	10,000	10,000
SAFE BULKERS	July 9, 2020	July 9, 2025	0.3600%	10,000	10,000
SAFE BULKERS	July 16, 2020	July 16, 2025	0.3500%	10,000	10,000
SAFE BULKERS	July 30, 2020	July 30, 2025	0.3300%	10,000	10,000
SAFE BULKERS	August 3, 2020	August 3, 2025	0.3700%	10,000	10,000
SAFE BULKERS	February 22, 2021	December 31, 2025	0.7450%	—	30,000
SAFE BULKERS	May 10, 2021	May 11, 2026	0.9500%	—	50,000
SAFE BULKERS	July 21, 2021	July 21, 2026	0.8290%	—	10,000
SAFE BULKERS	July 22, 2021	July 22, 2026	0.7700%	—	20,000
Total				$244,312	$300,000

(1) Under all above swap transactions, the counterparty bank effects quarterly floating-rate payments to the Company for the relevant amount based on the three-month USD LIBOR, and the Company effects quarterly payments to the bank on the relevant amount at the respective fixed rates.
(2) The notional amounts of the above transactions are reduced during the term of the swap transactions based on the expected principal outstanding under the respective facility.

Foreign Exchange Forward Contracts

The Company from time to time may also enter into foreign exchange forward contracts to create economic hedges for its exposure to currency exchange risk on payments relating to capital expenditure obligations or for trading purposes. Foreign exchange forward contracts are agreements entered into with a bank to exchange, at a specified future date, currencies of different countries at a specific rate. As of December 31, 2020, the Company had one outstanding derivative instrument relating to currency exchange contracts for JPY500 million or $4,800, entered into in November 2020 with maturity in January 2021. As of December 31, 2021 there were no outstanding derivative instruments relating to currency exchange contracts.

Bunker Price Swaps:

During the year ended December 31, 2020, the Company entered into one bunker fuel contract, for the period January 2020 to December 2020 and for 12,000 tonnes per annum or 1,000 tonnes per month, to buy the spread differential between the price per ton of the 0.5% and 3.5% sulfur content fuel respectively, and into five bunker fuel contracts, three for an aggregate of
36,000 tonnes per annum or for each contract 1,000 tonnes per month for the period January 2021 to December 2021 and two for an aggregate of 24,000 tonnes per annum or for each contract 1,000 tonnes per month for the period January 2022 to December 2022, to sell the spread differential between the price per ton of the 0.5% and 3.5% sulfur content fuel respectively, with the objective of reducing the risk arising from lower spread differential, which affects the additional revenue from the operation of Scrubbers in scrubber-fitted vessels.

During the year ended December 31, 2021, the Company entered into one bunker fuel contract for 12,000 tonnes per annum or 1,000 tonnes per month for the period January 2022 to December 2022 to sell the spread differential between the price per ton of the 0.5% and 3.5% sulfur content fuel respectively.

Forward Freight Agreements (“FFA”):

During the years ended December 31, 2020 and December 31, 2021, the Company entered into a certain number of FFA on the Panamax index maturing in 2021 and 2022 with the objective of reducing the risk arising from the volatility in the vessel charter rates.
The Company’s interest rate agreements, foreign exchange forward contracts, bunker fuel contracts and FFA do not qualify for hedge accounting. The Company determines the fair market value of such derivative contracts at the end of every period and accordingly records the resulting unrealized loss/gain during the period in the consolidated statement of operations.

Information on the location and amounts of derivative fair values in the consolidated balance sheets and derivative gains/losses in the consolidated statements of operations are shown below:

Derivatives not designated as hedging instruments

		Asset Derivatives Fair Values		Liability Derivatives Fair Values
Type of Contract	Balance sheet location	December 31, 2020	December 31, 2021	December 31, 2020	December 31, 2021
Foreign Currency	Derivative assets / Current assets	$99	$—	$—	$—
Bunker Fuel	Derivative assets/ Current assets	—	9	—	—
Forward Freight	Derivative assets/ Current assets	—	1,139	—	—
Interest Rate	Derivative assets / Non-current assets	54	5,879	—	—
Bunker Fuel	Derivative liabilities / Current liabilities	—	—	408	258
Forward Freight	Derivative liabilities / Current liabilities	—	—	174	156
Bunker Fuel	Derivative liabilities / Non-current liabilities	—	—	116	—
Interest Rate	Derivative liabilities / Non-current liabilities	—	—	1,280	—
	Total Derivatives	$153	$7,027	$1,978	$414

	Amount of Gain/(Loss) Recognized on Derivatives Year ended December 31,
	2019	2020	2021
Forward Freight		$(174)	$(3,227)
Foreign Currency	—	99	(99)
Interest Rate Contracts	—	(1,379)	6,474
Bunker Fuel Contracts	(121)	151	(960)
Net (Loss)/Gain Recognized	$(121)	$(1,303)	$2,188

The gain or loss is recognized in the consolidated statement of operations and is presented in Other (Expense)/Income – Gain/(Loss) on derivatives.

The Company’s interest rate derivative instruments are pay-fixed, receive-variable interest rate swaps based on the USD LIBOR swap rate. The fair value of the interest rate swaps is determined using a discounted cash flow approach based on expected forward LIBOR swap yield curves and take into account the credit risk of the counterparty financial institutions. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items in accordance with the fair value hierarchy. Differences in prices are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items in accordance with the fair value hierarchy.
The Company’s foreign exchange forward derivative instruments are agreements entered into with a bank to exchange, at a specified future date, currencies of different countries at a specific rate. The fair value of the foreign exchange forward derivative instruments is determined using mid-rates based on available market rates at the time of the valuation and take into account the credit risk of the counterparty financial institutions. Foreign exchange prices are observable at commonly quoted intervals for the full terms of the foreign exchange forward derivative instruments and therefore are considered Level 2 items in accordance with the fair value hierarchy.

The Company’s FFA derivative instruments were receive-fixed, pay-variable swaps based on the earnings of the Panamax class dry bulk vessels as published by the Baltic Exchange. The fair value of the FFA derivatives is determined using a discounted cash flow approach based on the market rate of such earnings at the time of such valuation and take into account the credit risk of the counterparty financial institutions. Differences in prices are observable at commonly quoted intervals for the full terms of the FFAs and therefore are considered Level 2 items in accordance with the fair value hierarchy.

The Company’s bunker fuel derivative instruments were receive-fixed, pay-variable swaps based on the difference in price between various categories of bunker fuels. The fair value of the bunker fuel swaps is determined using a discounted cash flow approach based on the difference on the market rate of each bunker fuel price at the time of such valuation and take into account the credit risk of the counterparty financial institutions. Differences in prices are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items in accordance with the fair value hierarchy.

The following table summarizes the valuation of the Company’s financial instruments as of December 31, 2020 and December 31, 2021.

	Significant Other Observable Inputs (Level 2)
	December 31,
	December 31, 2020	December 31, 2021
Derivative instruments – asset position	$153	$7,027
Derivative instruments – liability position	1,978	414